Related Party (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Director's Renumeration	Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument.
	Nine-months Ended September 30,
Transactions with Directors	2023	2022

	(in thousands)
Loan from Vestco, a related party to Board member and CEO Vincent Browne	$60	$-
Total	$60	$-
Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument.
Transactions with Directors	2022	2021
	(in thousands)
Wikborg Sons Ltd AS fee, a related party to board member Rolf Wikborg	$—	$718
Prepaid consulting agreement with Wikborg Sons Ltd AS, a related party board member Rolf Wikborg	—	340
Doonbeg Partners, a related party to board member John Thomas	—	1,007
Total	$—	$2,065

Schedule of Director's Renumeration
	Nine-months Ended September 30,
Director’s remuneration	2023	2022

	(in thousands)
Remuneration in respect of services as directors	$489	$486
Remuneration in respect to long term incentive schemes	-	-
Total	$489	$486
The fees are fully paid and included with other placement fees relating to these transactions. No further fees are payable for any future financings under this agreement.
Director’s remuneration	2022	2021
	(in thousands)
Remuneration in respect of services as directors	$910	$648
Remuneration in respect to long term incentive schemes	—	—
Total	$910	$648